Description of the Business and Summary of Significant Accounting Policies Out of Period (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revisions and Out-of-Period Items
Out Of Period Adjustment	$ 8	$ (13)
Out of Period Adjustment After Tax	$ 14	(6)
Out of Period Adjustment After Tax, Discontinued Operations		7
Latin America [Member]
Revisions and Out-of-Period Items
Out Of Period Adjustment		$ (15)